Intangible Assets and Goodwill (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Intangible Assets And Goodwill [Abstract]
Summary of Intangible Assets and Goodwill

Particulars	Goodwill	Customer Relationship	Non- Compete	Brand / Trade Mark	Technology Related Development Cost	Software	Favourable Lease Contract Term	Capital Work- in-Progress	Total
Cost
Balance as at April 1, 2016	13,338	1,334	466	10,777	20,049	6,120	—	4,210	56,294
Acquisitions through business combination	950,204	2,200	—	134,500	16,500	411	249	—	1,104,064
Additions/Adjustment*	—	—	—	—	6,001	330	—	(89)	6,242
Effect of movements in foreign exchange rates	42,893	95	(6)	6,092	1,221	140	11	71	50,517
Balance as at March 31, 2017	1,006,435	3,629	460	151,369	43,771	7,001	260	4,192	1,217,117
Balance as at April 1, 2017	1,006,435	3,629	460	151,369	43,771	7,001	260	4,192	1,217,117
Additions/Adjustment*	—	—	—	—	8,028	318	—	(542)	7,804
Disposals	—	—	—	—	(392)	(237)	(260)	—	(889)
Effect of movements in foreign exchange rates	(2,081)	3	10	(302)	(163)	10	—	(3)	(2,526)
Balance as at March 31, 2018	1,004,354	3,632	470	151,067	51,244	7,092	-	3,647	1,221,506
Accumulated amortization and impairment loss
Balance as at April 1, 2016	—	567	327	4,330	10,887	3,807	—	1,490	21,408
Amortization for the year	—	214	51	3,475	4,734	906	6	—	9,386
Impairment for the year	9,625	—	70	4,885	16	—	—	571	15,167
Effect of movements in foreign exchange rates	—	(1)	(5)	53	244	100	—	38	429
Balance as at March 31, 2017	9,625	780	443	12,743	15,881	4,813	6	2,099	46,390
Balance as at April 1, 2017	9,625	780	443	12,743	15,881	4,813	6	2,099	46,390
Amortization for the year	—	493	10	14,216	9,764	973	25	—	25,481
Impairment for the year**	—	—	—	—	2,373	—	—	501	2,874
Disposals	—	—	—	—	(358)	(160)	(31)	—	(549)
Effect of movements in foreign exchange rates	—	4	10	(102)	(169)	17	—	33	(207)
Balance as at March 31, 2018	9,625	1,277	463	26,857	27,491	5,643	—	2,633	73,989
Carrying amounts
As at April 1, 2016	13,338	767	139	6,447	9,162	2,313	—	2,720	34,886
As at March 31, 2017	996,810	2,849	17	138,626	27,890	2,188	254	2,093	1,170,727
As at April 1, 2017	996,810	2,849	17	138,626	27,890	2,188	254	2,093	1,170,727
As at March 31, 2018	994,729	2,355	7	124,210	23,753	1,449	—	1,014	1,147,517

*

Represents addition of USD 7,506 (March 31, 2017: USD 5,912)  to capital work-in-progress, adjusted for amounts capitalized out of capital-work-in progress amounting to USD 8,028 (March 31, 2017: USD 6,001)

**

In March 2018, the management of the Company decided to suspend operations in one of its Indian subsidiary, as it does not intend to continue operations in the future in that entity. The Group tested the technology related development cost of that entity for recoverability and recognised an impairment loss of USD 2,874 during the year ended March 31, 2018.

Summary of Goodwill has been Allocated to Acquired Subsidiaries Level

Goodwill has been allocated as follows:

	As at March 31
Particulars	2017	2018
ibibo Group - Go ibibo	838,465	836,559
ibibo Group - redBus	154,718	154,390
Luxury Tours & Travel Pte Ltd	2,322	2,475
ITC Group	1,305	1,305
Total	996,810	994,729

Summary of Calculation of Cash flow Projections

The recoverable amount of the CGU was based on its value in use and was determined by discounting the future cash flows to be generated from the continuing use of the CGU. These calculations use cash flow projections over a period of five to seven years, based on next year financial budgets approved by management, with extrapolation for the remaining period, and an average of the range of assumptions as mentioned below. The key assumptions used for the calculations are as follows:

As at March 31
Particulars	2017	2018
Discount rate (pre-tax)	15 - 24%	19 - 24%
Discount rate (post-tax)	12 - 22%	15 - 20%
Terminal value growth rate	3.5 - 4%	3.5 - 4%
EBITDA margin (5-7 years)	(20.7) - 28.4%	(14.7) - 42.5%